Deposits	12 Months Ended
Dec. 31, 2012
Deposits

Note 7. Deposits

The composition of deposits as of December 31, is as follows:

	2012	2011
Non-interest bearing	$119,946,574	$116,894,676
NOW and money market accounts	228,111,275	172,585,498
Savings deposits	46,240,652	41,876,977
Time deposits, $100,000 or more	131,935,125	119,481,007
Other time deposits	116,315,712	121,499,977

Total	$642,549,338	$572,338,135

The scheduled maturities of certificates of deposit at December 31, 2012 are as follows:

Year Ending December 31,	Amount
2013	$195,771,306
2014	48,440,344
2015	3,969,729
2016	13,102
2017	56,356

$248,250,837

Interest expense for time deposits over $100,000 was approximately $996,000, $1,158,000 and $2,172,000 for the years ended December 31, 2012, 2011 and 2010, respectively.